Income Tax - Schedule of Reconciliation of Taxes at the Federal Statutory Rate to the Company’s Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Reconciliation Of Taxes At The Federal Statutory Rate To The Company SEffective Tax Rate Abstract
U.S. federal statutory rate	21.00%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	5.60%
Change in fair value of Earnout, True-up and Subject Vesting liabilities	(2.20%)
Costs related to Business Combination	3.70%
Other permanent adjustments	(0.70%)
Effective tax rate	27.40%
Income tax expense computed at federal statutory tax rate	$ 62,359,838
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	16,454,870
Change in fair value of Earnout, True-up and Subject Vesting liabilities	(6,622,560)
Costs related to Business Combination	11,021,988
Other permanent adjustments	(1,958,089)
Total income tax expense	$ 81,256,047